Net Financial Expenses (Tables)	12 Months Ended
Mar. 31, 2024
Financial Expense [Abstract]
Summary of Financial Expenses
The following table summarizes net financial expenses:

Year ended	March 31,
	2024	2023
	$	$
Interest on long-term debt	10,831	7,087
Interest on lease liabilities	664	825
Amortization of finance costs	426	430
Interest accretion on balances of purchase price payable	384	784
Financing fees	220	558
Interest income	(668)	(349)
	11,857	9,335